Annual Fund Operating Expenses - Kirr, Marbach Partners Value Fund	Jan. 28, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2027
Kirr, Marbach Partners Value Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.07%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	1.30%
Fee Waiver or Reimbursement	0.05%	[1]
Net Expenses (as a percentage of Assets)	1.35%	[1],[2]

[1]	Until February 28, 2027, the Adviser has contractually agreed to waive its management fee and/or reimburse the Fund's other expenses to the extent necessary to ensure that the total annual operating expenses do not exceed 1.35% of its average net assets. After such date, the total operating expense limitations may be terminated or revised at any time. Any fee waiver or expense reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation cap, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of thirty-six months following the date on which such fee waiver or expense reimbursement was made. For additional information, see "Fund Management."
[2]	The Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements figure has been restated to reflect the Fund's current Operating Expenses Limitation Agreement.